Derivatives, Gains (Losses) Recognized on Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Line Items Presented in the Consolidated Statement of Income and Other Comprehensive Income [Abstract]
Debt securities	$ 9,253	$ 11,234		$ 14,955
Deposits	(388)	(2,804)		(8,635)
Long-term debt	(3,173)	(4,471)		(7,350)
Other	3,734	3,847	[1]	7,457	[1]
Total recorded in OCI, Derivative gains (losses)	212	198		275
Derivatives (Textual) [Abstract]
Deferred net gains (losses) on derivatives in other comprehensive income	$ (32)
Maximum length of time hedged in cash flow hedge	9 years
Fair value hedging [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	$ 81	(31)		(3)
Fair value hedging [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	0	0		0
Fair value hedging [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	81	(31)		(3)
Fair value hedging [Member] | Debt securities [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	(183)	(229)		50
Fair value hedging [Member] | Debt securities [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives	(253)	(338)		0
Recognized on derivatives	1,129	(1,261)		(2,082)
Recognized on hedged items	(1,117)	1,317		2,096
Total gains (losses) (pre-tax) on interest rate contracts	(241)	(282)		14
Fair value hedging [Member] | Debt securities [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives	57	52		35
Recognized on derivatives	4	(1)		(5)
Recognized on hedged items	(3)	2		6
Total gains (losses) (pre-tax) on interest rate contracts	58	53		36
Fair value hedging [Member] | Deposits [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	286	513		79
Fair value hedging [Member] | Deposits [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives	289	503		58
Recognized on derivatives	(336)	161		463
Recognized on hedged items	333	(151)		(442)
Total gains (losses) (pre-tax) on interest rate contracts	286	513		79
Fair value hedging [Member] | Deposits [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives	0	0		0
Recognized on derivatives	0	0		0
Recognized on hedged items	0	0		0
Total gains (losses) (pre-tax) on interest rate contracts	0	0		0
Fair value hedging [Member] | Long-term debt [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	2,005	1,773		(204)
Fair value hedging [Member] | Long-term debt [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives	2,136	1,704		169
Recognized on derivatives	(6,351)	6,691		5,001
Recognized on hedged items	6,288	(6,543)		(4,910)
Total gains (losses) (pre-tax) on interest rate contracts	2,073	1,852		260
Fair value hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives	10	(139)		(483)
Recognized on derivatives	(516)	261		308
Recognized on hedged items	438	(201)		(289)
Total gains (losses) (pre-tax) on interest rate contracts	(68)	(79)		(464)
Fair value hedging [Member] | Other noninterest income [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	(17)	16		(8)
Fair value hedging [Member] | Other noninterest income [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives	0	0		0
Recognized on derivatives	0	0		0
Recognized on hedged items	0	0		0
Total gains (losses) (pre-tax) on interest rate contracts	0	0		0
Fair value hedging [Member] | Other noninterest income [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives	0	0		0
Recognized on derivatives	(99)	1,591		(358)
Recognized on hedged items	82	(1,575)		350
Total gains (losses) (pre-tax) on interest rate contracts	(17)	16		(8)
Fair value hedging [Member] | Derivative gains (losses) [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	2,091	2,073		(83)
Fair value hedging [Member] | Derivative gains (losses) [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives	2,172	1,869		227
Recognized on derivatives	(5,558)	5,591		3,382
Recognized on hedged items	5,504	(5,377)		(3,256)
Total gains (losses) (pre-tax) on interest rate contracts	2,118	2,083		353
Fair value hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives	67	(87)		(448)
Recognized on derivatives	(611)	1,851		(55)
Recognized on hedged items	517	(1,774)		67
Total gains (losses) (pre-tax) on interest rate contracts	$ (27)	$ (10)		$ (436)

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).